FINANCIAL INVESTORS TRUST

Grandeur Peak Global Reach Fund

Grandeur Peak Emerging Markets Opportunities Fund (the “Funds”)

SUPPLEMENT DATED MAY 6, 2013 TO EACH FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013

As of the date of this Supplement, shares of the Funds are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.  YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUNDS ARE OFFERED FOR SALE.